Leases (Details) ₪ in Thousands, $ in Thousands				12 Months Ended
	May 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2023	Jan. 31, 2019 ILS (₪)	Jan. 01, 2019 ILS (₪)
Leases [Line Items]
Lease fees	$ 2	$ 6			₪ 21
Lease term	6 months	1 year
Estimated liability of discount rate, percentage			10.56%
Vehicles [member]
Leases [Line Items]
Lease term				3 years
Source of Sound Ltd. [Member]
Leases [Line Items]
Lease liability			$ 124			₪ 464